SHORT TERM BANK LOAN (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Total Unsecured short Term Bank Loan [Member]
Unsecured short-term bank loan	$ 437,155	$ 24,341
Loan amount in RMB	3,176,889	228,553
China Construction Bank [Member]
Unsecured short-term bank loan	24,341	24,341
Loan amount in RMB	$ 176,889	$ 228,553
Loan commencement date	Apr. 07, 2024	Apr. 07, 2023
Loan maturity date	Apr. 07, 2025	Apr. 07, 2024
Interest rate	3.90%	3.80%
Agricultural Bank of China [Member]
Unsecured short-term bank loan	$ 412,814
Loan amount in RMB	$ 3,000,000
Loan commencement date	Mar. 20, 2024
Loan maturity date	Mar. 19, 2025
Interest rate	3.10%